SCHEDULE OF FINITE-LIVED INTANGIBLE ASSETS ACQUIRED AS PART OF BUSINESS COMBINATION (Details)	Dec. 31, 2023	Dec. 30, 2022
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives		3 years
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	3 years